Subsequent Events (Details Textual) - USD ($)	1 Months Ended			12 Months Ended
	Mar. 29, 2019	Sep. 26, 2018	Oct. 20, 2017	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Sale of Stock, Price Per Share			$ 5.00
Stock Issued During Period, Value, New Issues			$ 17,400,000	$ 891,232	$ 15,671,881
American Depositary Share [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share		$ 2.00
Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		25,000,000
Sale of Stock, Price Per Share		$ 0.02
Subsequent Event [Member] | American Depositary Share [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share	$ 3.46
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,000,000
Sale of Stock, Price Per Share	$ 0.0346
Stock Issued During Period, Value, New Issues	$ 173,000